UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2008

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Aggressive Growth
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 917.50	$ 6.23
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.56
Class T
Actual	$ 1,000.00	$ 915.90	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,017.25	$ 7.82
Class B
Actual	$ 1,000.00	$ 913.60	$ 9.81
HypotheticalA	$ 1,000.00	$ 1,014.75	$ 10.33
Class C
Actual	$ 1,000.00	$ 913.90	$ 9.81
HypotheticalA	$ 1,000.00	$ 1,014.75	$ 10.33
Institutional Class
Actual	$ 1,000.00	$ 918.30	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.75	$ 5.30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	5.5	8.1
NuVasive, Inc.	4.7	4.1
Omniture, Inc.	4.0	1.6
ArthroCare Corp.	3.8	2.0
Alnylam Pharmaceuticals, Inc.	2.8	2.9
Indiabulls Real Estate Ltd.	2.8	3.2
Visa, Inc.	2.2	0.0
National Oilwell Varco, Inc.	2.1	0.0
Research In Motion Ltd.	2.1	0.0
Weatherford International Ltd.	2.1	0.0
	32.1
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	31.4	34.9
Information Technology	20.3	24.1
Industrials	13.8	11.0
Energy	13.4	9.4
Financials	8.5	15.2
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 98.6%		Stocks 100.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets A (0.4)%
* Foreign investments	19.2%	** Foreign investments	19.1%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Specialty Retail - 2.1%
Urban Outfitters, Inc. (a)	14,900	$ 479,631
Zumiez, Inc. (a)	22,401	469,525
		949,156
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	6,890	481,267
TOTAL CONSUMER DISCRETIONARY		1,430,423
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
X5 Retail Group NV GDR (Reg. S) (a)	6,345	234,765
ENERGY - 13.4%
Energy Equipment & Services - 6.7%
FMC Technologies, Inc. (a)	6,300	452,655
National Oilwell Varco, Inc. (a)	11,200	933,184
Noble Corp.	7,100	448,294
Petroleum Geo-Services ASA	8,050	237,090
Weatherford International Ltd. (a)	20,380	929,939
		3,001,162
Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	8,200	449,114
CONSOL Energy, Inc.	5,221	509,361
Denbury Resources, Inc. (a)	12,807	435,822
Gulfport Energy Corp. (a)	28,791	437,911
Peabody Energy Corp.	6,798	502,508
Petrobank Energy & Resources Ltd. (a)	4,300	248,435
Range Resources Corp.	6,050	397,848
		2,980,999
TOTAL ENERGY		5,982,161
FINANCIALS - 8.5%
Diversified Financial Services - 5.1%
Bovespa Holding SA	52,400	862,756
Heckmann Corp. (a)	28,100	241,941
Indiabulls Financial Services Ltd.	1,109	9,675
JSE Ltd.	51,458	484,470
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MarketAxess Holdings, Inc. (a)	22,187	$ 173,502
MSCI, Inc. Class A	13,842	492,083
		2,264,427
Real Estate Management & Development - 3.4%
Indiabulls Real Estate Ltd.	109,467	1,253,833
Indiabulls Real Estate Ltd. GDR (Reg. S) (a)	24,750	283,486
		1,537,319
TOTAL FINANCIALS		3,801,746
HEALTH CARE - 31.4%
Biotechnology - 6.4%
Alnylam Pharmaceuticals, Inc. (a)	44,100	1,273,608
Amylin Pharmaceuticals, Inc. (a)	15,204	483,031
BioMarin Pharmaceutical, Inc. (a)	11,274	430,329
CytRx Corp. (d)	59,852	52,670
Isis Pharmaceuticals, Inc. (a)	40,386	571,058
RXi Pharmaceuticals Corp.	6,569	63,588
		2,874,284
Health Care Equipment & Supplies - 18.8%
ArthroCare Corp. (a)(d)	38,472	1,697,000
Conceptus, Inc. (a)	24,210	459,506
Cyberonics, Inc. (a)	39,772	705,158
Masimo Corp.	15,979	552,234
NuVasive, Inc. (a)	49,737	2,105,367
St. Jude Medical, Inc. (a)	60,100	2,449,074
TranS1, Inc.	28,641	406,129
		8,374,468
Health Care Providers & Services - 2.2%
athenahealth, Inc.	9,410	298,015
Express Scripts, Inc. (a)	9,511	685,838
		983,853
Health Care Technology - 1.5%
MedAssets, Inc.	36,889	658,838
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.5%
AMAG Pharmaceuticals, Inc.	17,224	$ 688,960
QIAGEN NV (a)	20,800	414,128
		1,103,088
TOTAL HEALTH CARE		13,994,531
INDUSTRIALS - 13.8%
Air Freight & Logistics - 1.2%
UTI Worldwide, Inc.	23,097	548,785
Commercial Services & Supplies - 4.0%
CoStar Group, Inc. (a)	7,373	345,794
EnergySolutions, Inc.	10,200	259,080
IHS, Inc. Class A (a)	6,700	399,052
Stericycle, Inc. (a)	13,300	775,390
		1,779,316
Construction & Engineering - 0.9%
Quanta Services, Inc. (a)	11,900	381,276
Electrical Equipment - 0.3%
Ocean Power Technologies, Inc.	12,948	118,086
Industrial Conglomerates - 1.6%
McDermott International, Inc. (a)	11,200	694,736
Machinery - 1.5%
Flowserve Corp.	4,900	678,748
Marine - 1.1%
Ultrapetrol (Bahamas) Ltd. (a)	32,957	501,935
Road & Rail - 3.2%
Landstar System, Inc.	16,237	904,726
Union Pacific Corp.	6,400	526,784
		1,431,510
TOTAL INDUSTRIALS		6,134,392
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 4.4%
Infinera Corp.	10,700	152,796
Juniper Networks, Inc. (a)	31,100	855,872
Research In Motion Ltd. (a)	6,700	930,429
		1,939,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Omniture, Inc. (a)	71,812	$ 1,770,166
IT Services - 3.9%
MasterCard, Inc. Class A	2,399	740,451
Visa, Inc.	11,600	1,001,776
		1,742,227
Semiconductors & Semiconductor Equipment - 6.0%
Cavium Networks, Inc.	23,972	624,710
Hittite Microwave Corp. (a)	10,637	424,948
KLA-Tencor Corp.	10,100	465,812
Lam Research Corp. (a)	11,630	473,341
NVIDIA Corp. (a)	28,117	694,490
		2,683,301
Software - 2.0%
Activision, Inc. (a)	14,100	475,875
Concur Technologies, Inc. (a)	11,600	425,372
		901,247
TOTAL INFORMATION TECHNOLOGY		9,036,038
MATERIALS - 7.5%
Metals & Mining - 7.5%
Aquarius Platinum Ltd. (Australia)	26,848	436,242
Central African Mining & Exploration Co. PLC (a)	189,456	213,917
Century Aluminum Co. (a)	6,490	473,770
Nucor Corp.	5,900	441,320
Silver Wheaton Corp. (a)	14,100	204,794
Steel Dynamics, Inc.	13,000	469,300
Timminco Ltd. (a)(d)	19,700	604,781
United States Steel Corp.	2,800	483,588
		3,327,712
TOTAL COMMON STOCKS (Cost $39,598,492)		43,941,768
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	1,135,123	$ 1,135,123
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	1,639,450	1,639,450
TOTAL MONEY MARKET FUNDS (Cost $2,774,573)		2,774,573
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $42,373,065)		46,716,341
NET OTHER ASSETS - (4.8)%		(2,157,794)
NET ASSETS - 100%		$ 44,558,547
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,634
Fidelity Securities Lending Cash Central Fund	78,120
Total	$ 91,754
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 46,716,341	$ 46,432,855	$ 283,486	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Canada	4.5%
India	3.4%
Brazil	1.9%
Panama	1.6%
Netherlands	1.4%
British Virgin Islands	1.2%
Bahamas (Nassau)	1.1%
South Africa	1.1%
Cayman Islands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,532,742) - See accompanying schedule: Unaffiliated issuers (cost $39,598,492)	$ 43,941,768
Fidelity Central Funds (cost $2,774,573)	2,774,573
Total Investments (cost $42,373,065)		$ 46,716,341
Receivable for investments sold		1,389,839
Receivable for fund shares sold		14,088
Dividends receivable		3,760
Distributions receivable from Fidelity Central Funds		41,820
Prepaid expenses		93
Receivable from investment adviser for expense reductions		11,754
Other receivables		1,450
Total assets		48,179,145

Liabilities
Payable for investments purchased	$ 1,773,357
Payable for fund shares redeemed	128,148
Accrued management fee	22,162
Distribution fees payable	21,424
Other affiliated payables	11,858
Other payables and accrued expenses	24,199
Collateral on securities loaned, at value	1,639,450
Total liabilities		3,620,598

Net Assets		$ 44,558,547
Net Assets consist of:
Paid in capital		$ 46,563,237
Accumulated net investment loss		(193,780)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,153,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,343,027
Net Assets		$ 44,558,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,078,240 ÷ 1,221,458 shares)	$ 9.89

Maximum offering price per share (100/94.25 of $9.89)	$ 10.49
Class T: Net Asset Value and redemption price per share ($17,265,612 ÷ 1,779,421 shares)	$ 9.70

Maximum offering price per share (100/96.50 of $9.70)	$ 10.05
Class B: Net Asset Value and offering price per share ($6,980,423 ÷ 744,348 shares)A	$ 9.38

Class C: Net Asset Value and offering price per share ($7,486,254 ÷ 797,911 shares)A	$ 9.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($748,018 ÷ 74,007 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2008 (Unaudited)
Investment Income
Dividends		$ 70,372
Interest		2,266
Income from Fidelity Central Funds (including $78,120 from security lending)		91,754
Total income		164,392

Expenses
Management fee	$ 134,112
Transfer agent fees	71,616
Distribution fees	131,097
Accounting and security lending fees	12,283
Custodian fees and expenses	28,269
Independent trustees' compensation	97
Registration fees	30,692
Audit	31,444
Legal	207
Miscellaneous	8,765
Total expenses before reductions	448,582
Expense reductions	(90,410)	358,172
Net investment income (loss)		(193,780)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $771)	(5,806,757)
Foreign currency transactions	(14,239)
Total net realized gain (loss)		(5,820,996)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $61,761)	1,750,722
Assets and liabilities in foreign currencies	(674)
Total change in net unrealized appreciation (depreciation)		1,750,048
Net gain (loss)		(4,070,948)
Net increase (decrease) in net assets resulting from operations		$ (4,264,728)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (193,780)	$ (570,947)
Net realized gain (loss)	(5,820,996)	6,166,930
Change in net unrealized appreciation (depreciation)	1,750,048	414,934
Net increase (decrease) in net assets resulting from operations	(4,264,728)	6,010,917
Distributions to shareholders from net realized gain	(5,293,324)	-
Share transactions - net increase (decrease)	3,997,311	97,653
Total increase (decrease) in net assets	(5,560,741)	6,108,570

Net Assets
Beginning of period	50,119,288	44,010,718
End of period (including accumulated net investment loss of $193,780 and $0, respectively)	$ 44,558,547	$ 50,119,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.05) H	(.06) I	(.09)	(.06)
Net realized and unrealized gain (loss)	(.86)	1.62	1.16	.87	.68	1.61
Total from investment operations	(.89)	1.52	1.11	.81	.59	1.55
Distributions from net realized gain	(1.27)	-	-	-	-	-
Net asset value, end of period	$ 9.89	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02
Total Return B,C,D	(8.25)%	14.43%	11.78%	9.41%	7.36%	23.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.66% A	1.53%	1.62%	1.60%	1.90%	2.25%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.30%	1.33%	1.50%	1.54%
Expenses net of all reductions	1.28% A	1.29%	1.28%	1.25%	1.45%	1.47%
Net investment income (loss)	(.53)% A	(.85)%	(.56)% H	(.63)% I	(1.03)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 12,665	$ 10,123	$ 7,206	$ 6,227	$ 4,177
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.08) H	(.08) I	(.11)	(.08)
Net realized and unrealized gain (loss)	(.85)	1.59	1.15	.85	.68	1.60
Total from investment operations	(.89)	1.47	1.07	.77	.57	1.52
Distributions from net realized gain	(1.24)	-	-	-	-	-
Net asset value, end of period	$ 9.70	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95
Total Return B,C,D	(8.41)%	14.19%	11.52%	9.04%	7.17%	23.64%
Ratios to Average Net Assets F,J
Expenses before reductions	1.98% A	1.88%	1.95%	1.93%	2.25%	2.47%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.58%	1.75%	1.79%
Expenses net of all reductions	1.53% A	1.54%	1.53%	1.50%	1.71%	1.72%
Net investment income (loss)	(.78)% A	(1.10)%	(.81)% H	(.88)% I	(1.28)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,266	$ 19,144	$ 16,957	$ 16,331	$ 15,101	$ 12,458
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)	(.12) H	(.12) I	(.14)	(.11)
Net realized and unrealized gain (loss)	(.83)	1.55	1.11	.83	.66	1.58
Total from investment operations	(.89)	1.38	.99	.71	.52	1.47
Distributions from net realized gain	(1.17)	-	-	-	-	-
Net asset value, end of period	$ 9.38	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84
Total Return B,C,D	(8.64)%	13.72%	10.92%	8.49%	6.63%	23.08%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.28%	2.36%	2.35%	2.67%	2.92%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.03% A	2.04%	2.03%	2.00%	2.21%	2.18%
Net investment income (loss)	(1.29)% A	(1.60)%	(1.31)% H	(1.38)% I	(1.78)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,980	$ 9,082	$ 9,106	$ 9,237	$ 9,593	$ 8,422
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.12) H	(.12) I	(.14)	(.11)
Net realized and unrealized gain (loss)	(.82)	1.55	1.12	.83	.66	1.58
Total from investment operations	(.88)	1.37	1.00	.71	.52	1.47
Distributions from net realized gain	(1.19)	-	-	-	-	-
Net asset value, end of period	$ 9.38	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85
Total Return B,C,D	(8.61)%	13.59%	11.01%	8.48%	6.62%	23.04%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.28%	2.36%	2.34%	2.52%	2.77%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.03% A	2.04%	2.03%	2.01%	2.21%	2.18%
Net investment income (loss)	(1.28)% A	(1.60)%	(1.31)% H	(1.38)% I	(1.78)%	(1.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,486	$ 8,270	$ 7,039	$ 7,791	$ 9,136	$ 8,427
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52
Income from Investment Operations
Net investment income (loss) D	(.01)	(.07)	(.03) G	(.03) H	(.07)	(.04)
Net realized and unrealized gain (loss)	(.89)	1.66	1.18	.87	.70	1.62
Total from investment operations	(.90)	1.59	1.15	.84	.63	1.58
Distributions from net realized gain	(1.30)	-	-	-	-	-
Net asset value, end of period	$ 10.11	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10
Total Return B,C	(8.17)%	14.83%	12.02%	9.62%	7.78%	24.23%
Ratios to Average Net Assets E,I
Expenses before reductions	1.36% A	1.20%	1.27%	1.28%	1.35%	1.61%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.09%	1.25%	1.25%
Expenses net of all reductions	1.03% A	1.04%	1.04%	1.01%	1.20%	1.18%
Net investment income (loss)	(.28)% A	(.60)%	(.31)% G	(.38)% H	(.78)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 748	$ 959	$ 785	$ 522	$ 648	$ 579
Portfolio turnover rate F	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Aggressive Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,468,091
Unrealized depreciation	(2,672,097)
Net unrealized appreciation (depreciation)	$ 3,795,994
Cost for federal income tax purposes	$ 42,920,347

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.

Semiannual Report

4. Operating Policies - continued

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,421,321 and $52,673,046, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in June 2008. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,484	$ -
Class T	.25%	.25%	42,622	15
Class B	.75%	.25%	37,236	27,931
Class C	.75%	.25%	36,755	4,950
			$ 131,097	$ 32,896

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,839
Class T	7,339
Class B*	6,495
Class C*	816
$ 21,489

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,348.30
Class T	31,057.36
Class B	11,181.30
Class C	11,145.30
Institutional Class	885.24
	$ 71,616

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,513 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 20,959
Class T	1.55%	36,326
Class B	2.05%	13,702
Class C	2.05%	13,425
Institutional Class	1.05%	1,164
		$ 85,576

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,375 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $459.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $15,242, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 1,377,006	$ -
Class T	2,027,940	-
Class B	921,660	-
Class C	865,938	-
Institutional Class	100,780	-
Total	$ 5,293,324	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	321,518	414,230	$ 3,110,981	$ 4,681,369
Reinvestment of distributions	121,435	-	1,322,682	-
Shares redeemed	(272,318)	(325,217)	(2,598,137)	(3,673,163)
Net increase (decrease)	170,635	89,013	$ 1,835,526	$ 1,008,206
Class T
Shares sold	224,292	378,717	$ 2,116,392	$ 4,282,947
Reinvestment of distributions	187,828	-	2,010,170	-
Shares redeemed	(250,653)	(397,778)	(2,374,628)	(4,360,568)
Net increase (decrease)	161,467	(19,061)	$ 1,751,934	$ (77,621)
Class B
Shares sold	59,346	102,928	$ 539,804	$ 1,122,283
Reinvestment of distributions	85,200	-	883,599	-
Shares redeemed	(194,249)	(213,847)	(1,777,891)	(2,314,106)
Net increase (decrease)	(49,703)	(110,919)	$ (354,488)	$ (1,191,823)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class C
Shares sold	155,267	199,393	$ 1,432,442	$ 2,205,346
Reinvestment of distributions	76,869	-	797,160	-
Shares redeemed	(156,164)	(175,835)	(1,421,855)	(1,909,576)
Net increase (decrease)	75,972	23,558	$ 807,747	$ 295,770
Institutional Class
Shares sold	5,776	29,162	$ 58,917	$ 344,042
Reinvestment of distributions	7,047	-	78,484	-
Shares redeemed	(16,740)	(24,469)	(180,809)	(280,921)
Net increase (decrease)	(3,917)	4,693	$ (43,408)	$ 63,121

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	30,242,569,269.49	94.915
Withheld	1,620,182,942.38	5.085
TOTAL	31,862,752,211.87	100.000
Dennis J. Dirks
Affirmative	30,356,248,026.80	95.272
Withheld	1,506,504,185.07	4.728
TOTAL	31,862,752,211.87	100.000
Edward C. Johnson 3d
Affirmative	30,163,300,902.81	94.666
Withheld	1,699,451,309.06	5.334
TOTAL	31,862,752,211.87	100.000
Alan J. Lacy
Affirmative	30,334,439,999.59	95.203
Withheld	1,528,312,212.28	4.797
TOTAL	31,862,752,211.87	100.000
Ned C. Lautenbach
Affirmative	30,317,381,535.59	95.150
Withheld	1,545,370,676.28	4.850
TOTAL	31,862,752,211.87	100.000
Joseph Mauriello
Affirmative	30,340,553,696.88	95.223
Withheld	1,522,198,514.99	4.777
TOTAL	31,862,752,211.87	100.000
Cornelia M. Small
Affirmative	30,337,552,071.15	95.213
Withheld	1,525,200,140.72	4.787
TOTAL	31,862,752,211.87	100.000
William S. Stavropoulos
Affirmative	30,240,356,579.51	94.908
Withheld	1,622,395,632.36	5.092
TOTAL	31,862,752,211.87	100.000
David M. Thomas
Affirmative	30,352,029,125.67	95.259
Withheld	1,510,723,086.20	4.741
TOTAL	31,862,752,211.87	100.000
Michael E. Wiley
Affirmative	30,333,540,290.12	95.201
Withheld	1,529,211,921.75	4.799
TOTAL	31,862,752,211.87	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	23,747,670,372.95	74.531
Against	5,357,217,831.03	16.814
Abstain	1,587,233,084.08	4.981
Broker Non-Votes	1,170,630,923.81	3.674
TOTAL	31,862,752,211.87	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAG-USAN-0708
1.786773.105

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
Aggressive Growth
Fund - Institutional Class

Semiannual Report

May 31, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Investing momentum appeared to shift back in favor of equities as we approached the mid-point of 2008, offsetting some - but not all - of the market's earlier weakness. However, the outlook for the remainder of the year was far from certain. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2007 to May 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period* December 1, 2007 to May 31, 2008
Class A
Actual	$ 1,000.00	$ 917.50	$ 6.23
HypotheticalA	$ 1,000.00	$ 1,018.50	$ 6.56
Class T
Actual	$ 1,000.00	$ 915.90	$ 7.42
HypotheticalA	$ 1,000.00	$ 1,017.25	$ 7.82
Class B
Actual	$ 1,000.00	$ 913.60	$ 9.81
HypotheticalA	$ 1,000.00	$ 1,014.75	$ 10.33
Class C
Actual	$ 1,000.00	$ 913.90	$ 9.81
HypotheticalA	$ 1,000.00	$ 1,014.75	$ 10.33
Institutional Class
Actual	$ 1,000.00	$ 918.30	$ 5.04
HypotheticalA	$ 1,000.00	$ 1,019.75	$ 5.30

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.30%
Class T	1.55%
Class B	2.05%
Class C	2.05%
Institutional Class	1.05%

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
St. Jude Medical, Inc.	5.5	8.1
NuVasive, Inc.	4.7	4.1
Omniture, Inc.	4.0	1.6
ArthroCare Corp.	3.8	2.0
Alnylam Pharmaceuticals, Inc.	2.8	2.9
Indiabulls Real Estate Ltd.	2.8	3.2
Visa, Inc.	2.2	0.0
National Oilwell Varco, Inc.	2.1	0.0
Research In Motion Ltd.	2.1	0.0
Weatherford International Ltd.	2.1	0.0
	32.1
Top Five Market Sectors as of May 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	31.4	34.9
Information Technology	20.3	24.1
Industrials	13.8	11.0
Energy	13.4	9.4
Financials	8.5	15.2
Asset Allocation (% of fund's net assets)
As of May 31, 2008*		As of November 30, 2007**
	Stocks 98.6%		Stocks 100.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets A (0.4)%
* Foreign investments	19.2%	** Foreign investments	19.1%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments May 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Specialty Retail - 2.1%
Urban Outfitters, Inc. (a)	14,900	$ 479,631
Zumiez, Inc. (a)	22,401	469,525
		949,156
Textiles, Apparel & Luxury Goods - 1.1%
Polo Ralph Lauren Corp. Class A	6,890	481,267
TOTAL CONSUMER DISCRETIONARY		1,430,423
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
X5 Retail Group NV GDR (Reg. S) (a)	6,345	234,765
ENERGY - 13.4%
Energy Equipment & Services - 6.7%
FMC Technologies, Inc. (a)	6,300	452,655
National Oilwell Varco, Inc. (a)	11,200	933,184
Noble Corp.	7,100	448,294
Petroleum Geo-Services ASA	8,050	237,090
Weatherford International Ltd. (a)	20,380	929,939
		3,001,162
Oil, Gas & Consumable Fuels - 6.7%
Chesapeake Energy Corp.	8,200	449,114
CONSOL Energy, Inc.	5,221	509,361
Denbury Resources, Inc. (a)	12,807	435,822
Gulfport Energy Corp. (a)	28,791	437,911
Peabody Energy Corp.	6,798	502,508
Petrobank Energy & Resources Ltd. (a)	4,300	248,435
Range Resources Corp.	6,050	397,848
		2,980,999
TOTAL ENERGY		5,982,161
FINANCIALS - 8.5%
Diversified Financial Services - 5.1%
Bovespa Holding SA	52,400	862,756
Heckmann Corp. (a)	28,100	241,941
Indiabulls Financial Services Ltd.	1,109	9,675
JSE Ltd.	51,458	484,470
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
MarketAxess Holdings, Inc. (a)	22,187	$ 173,502
MSCI, Inc. Class A	13,842	492,083
		2,264,427
Real Estate Management & Development - 3.4%
Indiabulls Real Estate Ltd.	109,467	1,253,833
Indiabulls Real Estate Ltd. GDR (Reg. S) (a)	24,750	283,486
		1,537,319
TOTAL FINANCIALS		3,801,746
HEALTH CARE - 31.4%
Biotechnology - 6.4%
Alnylam Pharmaceuticals, Inc. (a)	44,100	1,273,608
Amylin Pharmaceuticals, Inc. (a)	15,204	483,031
BioMarin Pharmaceutical, Inc. (a)	11,274	430,329
CytRx Corp. (d)	59,852	52,670
Isis Pharmaceuticals, Inc. (a)	40,386	571,058
RXi Pharmaceuticals Corp.	6,569	63,588
		2,874,284
Health Care Equipment & Supplies - 18.8%
ArthroCare Corp. (a)(d)	38,472	1,697,000
Conceptus, Inc. (a)	24,210	459,506
Cyberonics, Inc. (a)	39,772	705,158
Masimo Corp.	15,979	552,234
NuVasive, Inc. (a)	49,737	2,105,367
St. Jude Medical, Inc. (a)	60,100	2,449,074
TranS1, Inc.	28,641	406,129
		8,374,468
Health Care Providers & Services - 2.2%
athenahealth, Inc.	9,410	298,015
Express Scripts, Inc. (a)	9,511	685,838
		983,853
Health Care Technology - 1.5%
MedAssets, Inc.	36,889	658,838
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 2.5%
AMAG Pharmaceuticals, Inc.	17,224	$ 688,960
QIAGEN NV (a)	20,800	414,128
		1,103,088
TOTAL HEALTH CARE		13,994,531
INDUSTRIALS - 13.8%
Air Freight & Logistics - 1.2%
UTI Worldwide, Inc.	23,097	548,785
Commercial Services & Supplies - 4.0%
CoStar Group, Inc. (a)	7,373	345,794
EnergySolutions, Inc.	10,200	259,080
IHS, Inc. Class A (a)	6,700	399,052
Stericycle, Inc. (a)	13,300	775,390
		1,779,316
Construction & Engineering - 0.9%
Quanta Services, Inc. (a)	11,900	381,276
Electrical Equipment - 0.3%
Ocean Power Technologies, Inc.	12,948	118,086
Industrial Conglomerates - 1.6%
McDermott International, Inc. (a)	11,200	694,736
Machinery - 1.5%
Flowserve Corp.	4,900	678,748
Marine - 1.1%
Ultrapetrol (Bahamas) Ltd. (a)	32,957	501,935
Road & Rail - 3.2%
Landstar System, Inc.	16,237	904,726
Union Pacific Corp.	6,400	526,784
		1,431,510
TOTAL INDUSTRIALS		6,134,392
INFORMATION TECHNOLOGY - 20.3%
Communications Equipment - 4.4%
Infinera Corp.	10,700	152,796
Juniper Networks, Inc. (a)	31,100	855,872
Research In Motion Ltd. (a)	6,700	930,429
		1,939,097
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.0%
Omniture, Inc. (a)	71,812	$ 1,770,166
IT Services - 3.9%
MasterCard, Inc. Class A	2,399	740,451
Visa, Inc.	11,600	1,001,776
		1,742,227
Semiconductors & Semiconductor Equipment - 6.0%
Cavium Networks, Inc.	23,972	624,710
Hittite Microwave Corp. (a)	10,637	424,948
KLA-Tencor Corp.	10,100	465,812
Lam Research Corp. (a)	11,630	473,341
NVIDIA Corp. (a)	28,117	694,490
		2,683,301
Software - 2.0%
Activision, Inc. (a)	14,100	475,875
Concur Technologies, Inc. (a)	11,600	425,372
		901,247
TOTAL INFORMATION TECHNOLOGY		9,036,038
MATERIALS - 7.5%
Metals & Mining - 7.5%
Aquarius Platinum Ltd. (Australia)	26,848	436,242
Central African Mining & Exploration Co. PLC (a)	189,456	213,917
Century Aluminum Co. (a)	6,490	473,770
Nucor Corp.	5,900	441,320
Silver Wheaton Corp. (a)	14,100	204,794
Steel Dynamics, Inc.	13,000	469,300
Timminco Ltd. (a)(d)	19,700	604,781
United States Steel Corp.	2,800	483,588
		3,327,712
TOTAL COMMON STOCKS (Cost $39,598,492)		43,941,768
Money Market Funds - 6.2%
	Shares	Value
Fidelity Cash Central Fund, 2.44% (b)	1,135,123	$ 1,135,123
Fidelity Securities Lending Cash Central Fund, 2.42% (b)(c)	1,639,450	1,639,450
TOTAL MONEY MARKET FUNDS (Cost $2,774,573)		2,774,573
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $42,373,065)		46,716,341
NET OTHER ASSETS - (4.8)%		(2,157,794)
NET ASSETS - 100%		$ 44,558,547
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,634
Fidelity Securities Lending Cash Central Fund	78,120
Total	$ 91,754
Other Information

The following is a summary of the inputs used, as of May 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 46,716,341	$ 46,432,855	$ 283,486	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.8%
Canada	4.5%
India	3.4%
Brazil	1.9%
Panama	1.6%
Netherlands	1.4%
British Virgin Islands	1.2%
Bahamas (Nassau)	1.1%
South Africa	1.1%
Cayman Islands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,532,742) - See accompanying schedule: Unaffiliated issuers (cost $39,598,492)	$ 43,941,768
Fidelity Central Funds (cost $2,774,573)	2,774,573
Total Investments (cost $42,373,065)		$ 46,716,341
Receivable for investments sold		1,389,839
Receivable for fund shares sold		14,088
Dividends receivable		3,760
Distributions receivable from Fidelity Central Funds		41,820
Prepaid expenses		93
Receivable from investment adviser for expense reductions		11,754
Other receivables		1,450
Total assets		48,179,145

Liabilities
Payable for investments purchased	$ 1,773,357
Payable for fund shares redeemed	128,148
Accrued management fee	22,162
Distribution fees payable	21,424
Other affiliated payables	11,858
Other payables and accrued expenses	24,199
Collateral on securities loaned, at value	1,639,450
Total liabilities		3,620,598

Net Assets		$ 44,558,547
Net Assets consist of:
Paid in capital		$ 46,563,237
Accumulated net investment loss		(193,780)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,153,937)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,343,027
Net Assets		$ 44,558,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($12,078,240 ÷ 1,221,458 shares)	$ 9.89

Maximum offering price per share (100/94.25 of $9.89)	$ 10.49
Class T: Net Asset Value and redemption price per share ($17,265,612 ÷ 1,779,421 shares)	$ 9.70

Maximum offering price per share (100/96.50 of $9.70)	$ 10.05
Class B: Net Asset Value and offering price per share ($6,980,423 ÷ 744,348 shares)A	$ 9.38

Class C: Net Asset Value and offering price per share ($7,486,254 ÷ 797,911 shares)A	$ 9.38

Institutional Class: Net Asset Value, offering price and redemption price per share ($748,018 ÷ 74,007 shares)	$ 10.11

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2008 (Unaudited)
Investment Income
Dividends		$ 70,372
Interest		2,266
Income from Fidelity Central Funds (including $78,120 from security lending)		91,754
Total income		164,392

Expenses
Management fee	$ 134,112
Transfer agent fees	71,616
Distribution fees	131,097
Accounting and security lending fees	12,283
Custodian fees and expenses	28,269
Independent trustees' compensation	97
Registration fees	30,692
Audit	31,444
Legal	207
Miscellaneous	8,765
Total expenses before reductions	448,582
Expense reductions	(90,410)	358,172
Net investment income (loss)		(193,780)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $771)	(5,806,757)
Foreign currency transactions	(14,239)
Total net realized gain (loss)		(5,820,996)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $61,761)	1,750,722
Assets and liabilities in foreign currencies	(674)
Total change in net unrealized appreciation (depreciation)		1,750,048
Net gain (loss)		(4,070,948)
Net increase (decrease) in net assets resulting from operations		$ (4,264,728)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2008 (Unaudited)	Year ended November 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (193,780)	$ (570,947)
Net realized gain (loss)	(5,820,996)	6,166,930
Change in net unrealized appreciation (depreciation)	1,750,048	414,934
Net increase (decrease) in net assets resulting from operations	(4,264,728)	6,010,917
Distributions to shareholders from net realized gain	(5,293,324)	-
Share transactions - net increase (decrease)	3,997,311	97,653
Total increase (decrease) in net assets	(5,560,741)	6,108,570

Net Assets
Beginning of period	50,119,288	44,010,718
End of period (including accumulated net investment loss of $193,780 and $0, respectively)	$ 44,558,547	$ 50,119,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02	$ 6.47
Income from Investment Operations
Net investment income (loss) E	(.03)	(.10)	(.05) H	(.06) I	(.09)	(.06)
Net realized and unrealized gain (loss)	(.86)	1.62	1.16	.87	.68	1.61
Total from investment operations	(.89)	1.52	1.11	.81	.59	1.55
Distributions from net realized gain	(1.27)	-	-	-	-	-
Net asset value, end of period	$ 9.89	$ 12.05	$ 10.53	$ 9.42	$ 8.61	$ 8.02
Total Return B,C,D	(8.25)%	14.43%	11.78%	9.41%	7.36%	23.96%
Ratios to Average Net Assets F,J
Expenses before reductions	1.66% A	1.53%	1.62%	1.60%	1.90%	2.25%
Expenses net of fee waivers, if any	1.30% A	1.30%	1.30%	1.33%	1.50%	1.54%
Expenses net of all reductions	1.28% A	1.29%	1.28%	1.25%	1.45%	1.47%
Net investment income (loss)	(.53)% A	(.85)%	(.56)% H	(.63)% I	(1.03)%	(.89)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,078	$ 12,665	$ 10,123	$ 7,206	$ 6,227	$ 4,177
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95	$ 6.43
Income from Investment Operations
Net investment income (loss) E	(.04)	(.12)	(.08) H	(.08) I	(.11)	(.08)
Net realized and unrealized gain (loss)	(.85)	1.59	1.15	.85	.68	1.60
Total from investment operations	(.89)	1.47	1.07	.77	.57	1.52
Distributions from net realized gain	(1.24)	-	-	-	-	-
Net asset value, end of period	$ 9.70	$ 11.83	$ 10.36	$ 9.29	$ 8.52	$ 7.95
Total Return B,C,D	(8.41)%	14.19%	11.52%	9.04%	7.17%	23.64%
Ratios to Average Net Assets F,J
Expenses before reductions	1.98% A	1.88%	1.95%	1.93%	2.25%	2.47%
Expenses net of fee waivers, if any	1.55% A	1.55%	1.55%	1.58%	1.75%	1.79%
Expenses net of all reductions	1.53% A	1.54%	1.53%	1.50%	1.71%	1.72%
Net investment income (loss)	(.78)% A	(1.10)%	(.81)% H	(.88)% I	(1.28)%	(1.14)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,266	$ 19,144	$ 16,957	$ 16,331	$ 15,101	$ 12,458
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.06)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.94)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84	$ 6.37
Income from Investment Operations
Net investment income (loss) E	(.06)	(.17)	(.12) H	(.12) I	(.14)	(.11)
Net realized and unrealized gain (loss)	(.83)	1.55	1.11	.83	.66	1.58
Total from investment operations	(.89)	1.38	.99	.71	.52	1.47
Distributions from net realized gain	(1.17)	-	-	-	-	-
Net asset value, end of period	$ 9.38	$ 11.44	$ 10.06	$ 9.07	$ 8.36	$ 7.84
Total Return B,C,D	(8.64)%	13.72%	10.92%	8.49%	6.63%	23.08%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.28%	2.36%	2.35%	2.67%	2.92%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.03% A	2.04%	2.03%	2.00%	2.21%	2.18%
Net investment income (loss)	(1.29)% A	(1.60)%	(1.31)% H	(1.38)% I	(1.78)%	(1.60)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,980	$ 9,082	$ 9,106	$ 9,237	$ 9,593	$ 8,422
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85	$ 6.38
Income from Investment Operations
Net investment income (loss) E	(.06)	(.18)	(.12) H	(.12) I	(.14)	(.11)
Net realized and unrealized gain (loss)	(.82)	1.55	1.12	.83	.66	1.58
Total from investment operations	(.88)	1.37	1.00	.71	.52	1.47
Distributions from net realized gain	(1.19)	-	-	-	-	-
Net asset value, end of period	$ 9.38	$ 11.45	$ 10.08	$ 9.08	$ 8.37	$ 7.85
Total Return B,C,D	(8.61)%	13.59%	11.01%	8.48%	6.62%	23.04%
Ratios to Average Net Assets F,J
Expenses before reductions	2.42% A	2.28%	2.36%	2.34%	2.52%	2.77%
Expenses net of fee waivers, if any	2.05% A	2.05%	2.05%	2.09%	2.25%	2.25%
Expenses net of all reductions	2.03% A	2.04%	2.03%	2.01%	2.21%	2.18%
Net investment income (loss)	(1.28)% A	(1.60)%	(1.31)% H	(1.38)% I	(1.78)%	(1.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,486	$ 8,270	$ 7,039	$ 7,791	$ 9,136	$ 8,427
Portfolio turnover rate G	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.56)%. I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.44)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Six months ended May 31, 2008

Years ended November 30,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10	$ 6.52
Income from Investment Operations
Net investment income (loss) D	(.01)	(.07)	(.03) G	(.03) H	(.07)	(.04)
Net realized and unrealized gain (loss)	(.89)	1.66	1.18	.87	.70	1.62
Total from investment operations	(.90)	1.59	1.15	.84	.63	1.58
Distributions from net realized gain	(1.30)	-	-	-	-	-
Net asset value, end of period	$ 10.11	$ 12.31	$ 10.72	$ 9.57	$ 8.73	$ 8.10
Total Return B,C	(8.17)%	14.83%	12.02%	9.62%	7.78%	24.23%
Ratios to Average Net Assets E,I
Expenses before reductions	1.36% A	1.20%	1.27%	1.28%	1.35%	1.61%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.05%	1.09%	1.25%	1.25%
Expenses net of all reductions	1.03% A	1.04%	1.04%	1.01%	1.20%	1.18%
Net investment income (loss)	(.28)% A	(.60)%	(.31)% G	(.38)% H	(.78)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 748	$ 959	$ 785	$ 522	$ 648	$ 579
Portfolio turnover rate F	229% A	177%	173%	213%	94%	158%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2008 (Unaudited)

1. Organization.

Fidelity Advisor Aggressive Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, monitoring changes in interest rates and credit quality, reviewing developments in foreign markets by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

A summary of the inputs used as of May 31, 2008, in valuing the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,468,091
Unrealized depreciation	(2,672,097)
Net unrealized appreciation (depreciation)	$ 3,795,994
Cost for federal income tax purposes	$ 42,920,347

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty.

Semiannual Report

4. Operating Policies - continued

The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $50,421,321 and $52,673,046, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. The Fund's performance period began on July 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment will take effect in June 2008. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 14,484	$ -
Class T	.25%	.25%	42,622	15
Class B	.75%	.25%	37,236	27,931
Class C	.75%	.25%	36,755	4,950
			$ 131,097	$ 32,896

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,839
Class T	7,339
Class B*	6,495
Class C*	816
$ 21,489

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Class A	$ 17,348.30
Class T	31,057.36
Class B	11,181.30
Class C	11,145.30
Institutional Class	885.24
	$ 71,616

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,513 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $46 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.30%	$ 20,959
Class T	1.55%	36,326
Class B	2.05%	13,702
Class C	2.05%	13,425
Institutional Class	1.05%	1,164
		$ 85,576

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,375 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $459.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $15,242, which is recorded in the accompanying Statement of Operations.

Semiannual Report

10. Other - continued

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2008	Year ended November 30, 2007
From net realized gain
Class A	$ 1,377,006	$ -
Class T	2,027,940	-
Class B	921,660	-
Class C	865,938	-
Institutional Class	100,780	-
Total	$ 5,293,324	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class A
Shares sold	321,518	414,230	$ 3,110,981	$ 4,681,369
Reinvestment of distributions	121,435	-	1,322,682	-
Shares redeemed	(272,318)	(325,217)	(2,598,137)	(3,673,163)
Net increase (decrease)	170,635	89,013	$ 1,835,526	$ 1,008,206
Class T
Shares sold	224,292	378,717	$ 2,116,392	$ 4,282,947
Reinvestment of distributions	187,828	-	2,010,170	-
Shares redeemed	(250,653)	(397,778)	(2,374,628)	(4,360,568)
Net increase (decrease)	161,467	(19,061)	$ 1,751,934	$ (77,621)
Class B
Shares sold	59,346	102,928	$ 539,804	$ 1,122,283
Reinvestment of distributions	85,200	-	883,599	-
Shares redeemed	(194,249)	(213,847)	(1,777,891)	(2,314,106)
Net increase (decrease)	(49,703)	(110,919)	$ (354,488)	$ (1,191,823)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended May 31, 2008	Year ended November 30, 2007	Six months ended May 31, 2008	Year ended November 30, 2007
Class C
Shares sold	155,267	199,393	$ 1,432,442	$ 2,205,346
Reinvestment of distributions	76,869	-	797,160	-
Shares redeemed	(156,164)	(175,835)	(1,421,855)	(1,909,576)
Net increase (decrease)	75,972	23,558	$ 807,747	$ 295,770
Institutional Class
Shares sold	5,776	29,162	$ 58,917	$ 344,042
Reinvestment of distributions	7,047	-	78,484	-
Shares redeemed	(16,740)	(24,469)	(180,809)	(280,921)
Net increase (decrease)	(3,917)	4,693	$ (43,408)	$ 63,121

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on May 14, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	30,242,569,269.49	94.915
Withheld	1,620,182,942.38	5.085
TOTAL	31,862,752,211.87	100.000
Dennis J. Dirks
Affirmative	30,356,248,026.80	95.272
Withheld	1,506,504,185.07	4.728
TOTAL	31,862,752,211.87	100.000
Edward C. Johnson 3d
Affirmative	30,163,300,902.81	94.666
Withheld	1,699,451,309.06	5.334
TOTAL	31,862,752,211.87	100.000
Alan J. Lacy
Affirmative	30,334,439,999.59	95.203
Withheld	1,528,312,212.28	4.797
TOTAL	31,862,752,211.87	100.000
Ned C. Lautenbach
Affirmative	30,317,381,535.59	95.150
Withheld	1,545,370,676.28	4.850
TOTAL	31,862,752,211.87	100.000
Joseph Mauriello
Affirmative	30,340,553,696.88	95.223
Withheld	1,522,198,514.99	4.777
TOTAL	31,862,752,211.87	100.000
Cornelia M. Small
Affirmative	30,337,552,071.15	95.213
Withheld	1,525,200,140.72	4.787
TOTAL	31,862,752,211.87	100.000
William S. Stavropoulos
Affirmative	30,240,356,579.51	94.908
Withheld	1,622,395,632.36	5.092
TOTAL	31,862,752,211.87	100.000
David M. Thomas
Affirmative	30,352,029,125.67	95.259
Withheld	1,510,723,086.20	4.741
TOTAL	31,862,752,211.87	100.000
Michael E. Wiley
Affirmative	30,333,540,290.12	95.201
Withheld	1,529,211,921.75	4.799
TOTAL	31,862,752,211.87	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	23,747,670,372.95	74.531
Against	5,357,217,831.03	16.814
Abstain	1,587,233,084.08	4.981
Broker Non-Votes	1,170,630,923.81	3.674
TOTAL	31,862,752,211.87	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AAGI-USAN-0708
1.786774.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 29, 2008